Risk/Return Detail Data - FidelityNASDAQCompositeIndexETF-PRO - USD ($)		12 Months Ended											60 Months Ended	120 Months Ended
	Jan. 29, 2026	Jan. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2026	Jan. 29, 2026
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF | Fidelity Nasdaq Composite Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.21%
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.99%											13.59%	17.73%
Annual Return [Percent]			20.99%	29.39%	45.29%	(32.07%)	22.38%	44.79%	37.02%	(3.07%)	29.22%	8.92%
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Nasdaq Composite Index® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Nasdaq Composite Index® ETF seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index ® .
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5 % of the average value of its portfolio.
Portfolio Turnover, Rate	5.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the index that have a similar investment profile to the entire index. Normally investing at least 80% of assets in securities included in the Nasdaq Composite Index®. The Nasdaq Composite Index ® is a widely recognized, market capitalization-weighted index that is designed to represent the performance of Nasdaq ® securities and includes approximately 3,000 stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	30.82%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(22.04%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions | Fidelity Nasdaq Composite Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		20.79%											13.38%	17.45%
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions and Sales | Fidelity Nasdaq Composite Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.49%											10.84%	15.10%
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Nasdaq Composite Index®
Average Annual Return, Percent		21.14%											13.35%	17.66%
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent		17.88%											14.42%	14.82%
Document Type	485BPOS
Registrant Name	Fidelity Commonwealth Trust